Financial Instruments - Summary of Net Effects of Expired Contracts Met Hedging Criteria (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense	$ 397	$ 7,894	$ 6,904	[2]	$ 7,568
Foreign exchange	$ 0	4	(330)	[2]	(277)
Derivatives designated as hedges | Cross currency swaps and interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense		109	199		157
Foreign exchange		1,212	480		642
Derivatives designated as hedges | Interest rate swaps
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense		163	515		0
Derivatives designated as hedges | Option to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold		8	(63)		(8)
Derivatives designated as hedges | Forward agreements to purchase foreign currency
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold		839	(163)		240
Derivatives designated as hedges | Commodity Price contracts
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Cost of good sold		(129)	(391)		(258)
Derivatives designated as hedges | Treasury locks
Disclosure of net effects of expired contracts that met hedging criteria [line items]
Interest expense		$ 153	$ 0		$ 0

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18